ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS - TundraCo Balance Sheet of Equity Method Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Total current assets held for sale	$ 721	$ 83,044
Non-current assets
Non-current assets held for sale	0	1,614,732
Total assets held for sale	721	1,697,776
Current liabilities
Total current liabilities held for sale	(373)	(429,836)
Non-current liabilities
Total non-current liabilities held for sale	0	(450,068)
Golar LNG NB 13 Corporation
Current assets
Cash and cash equivalents	0	2,605
Trade accounts receivable	0	70
Other current assets	105	153
Total current assets held for sale	105	2,828
Non-current assets
Vessels and equipment, net	0	229,495
Non-current assets held for sale	0	229,495
Total assets held for sale	105	232,323
Current liabilities
Current portion of long-term debt and short-term debt	0	(9,911)
Trade accounts payables	0	(204)
Accrued expenses	0	(737)
Other current liabilities	0	(2,325)
Total current liabilities held for sale	0	(13,177)
Non-current liabilities
Long-term debt	0	(145,768)
Total non-current liabilities held for sale	0	(145,768)
Total liabilities held for sale	$ 0	$ (158,945)